Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Composition of net loans
The composition of net loans is as follows:

	2012	2011
Real Estate Secured:
Residential 1-4 family	$167,777	$169,027
Multifamily	17,348	15,375
Construction and Land Loans	19,161	23,295
Commercial, Owner Occupied	64,504	71,367
Commercial, Non-owner occupied	35,536	36,489
Second mortgages	9,298	12,247
Equity lines of credit	8,287	9,126
Farmland	11,180	12,207
	333,091	349,133

Secured (other) and unsecured
Personal	22,358	23,824
Commercial	31,927	32,407
Agricultural	3,372	2,784
	57,657	59,015

Overdrafts	297	207

	391,045	408,355
Less:
Allowance for loan losses	7,449	9,024
Net deferred fees	547	551
	7,996	9,575

Loans, net	$383,049	$398,780

Analysis of past due loans
The following table is an analysis of past due loans as of December 31, 2012:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$4,894	$956	$4,029	$9,879	$157,898	$167,777	$-
Equity lines of credit	-	-	-	-	8,287	8,287	-
Multifamily	-	-	-	-	17,348	17,348	-
Farmland	133	28	129	290	10,890	11,180	-
Construction, Land Development, Other Land Loans	209	78	1,953	2,240	16,921	19,161	-
Commercial Real Estate- Owner Occupied	221	21	2,888	3,130	61,374	64,504	-
Commercial Real Estate- Non Owner Occupied	239	2,115	290	2,644	32,892	35,536	-
Second Mortgages	374	9	495	878	8,420	9,298	-
Non Real Estate Secured
Personal	307	155	56	518	22,137	22,655	6
Commercial	402	205	526	1,133	30,794	31,927	-
Agricultural	3	-	-	3	3,369	3,372	-

Total	$6,782	$3,567	$10,366	$20,715	$370,330	$391,045	$6

The following table is an analysis of past due loans as of December 31, 2011:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 Days and Accruing

Real Estate Secured
Residential 1-4 family	$3,471	$1,071	$4,236	$8,778	$160,249	$169,027	$171
Equity lines of credit	-	205	-	205	8,921	9,126	-
Multifamily	97	-	646	743	14,632	15,375	-
Farmland	-	134	-	134	12,073	12,207	-
Constuction, Land Development, Other Land Loans	271	59	1,846	2,176	21,119	23,295	-
Commercial Real Estate- Owner Occupied	1,199	476	6,989	8,664	62,703	71,367	920
Commercial Real Estate- Non Owner Occupied	-	1,446	863	2,309	34,180	36,489	292
Second Mortgages	243	10	518	771	11,476	12,247	26
Non Real Estate Secured
Personal	244	113	134	491	23,540	24,031	41
Commercial	224	25	630	879	31,528	32,407	-
Agricultural	17	7	2	26	2,758	2,784	-

Total	$5,766	$3,546	$15,864	$25,176	$383,179	$408,355	$1,450

Schedule of non-accrual loans
The following is a summary of non-accrual loans at December 31, 2012:

Amount
Real Estate Secured
Residential 1-4 Family	$4,213
Multifamily	-
Construction and Land Loans	1,953
Commercial-Owner Occupied	2,888
Commercial- Non Owner Occupied	290
Second Mortgages	495
Equity Lines of Credit	-
Farmland	129
Secured (other) and Unsecured
Personal	50
Commercial	526
Agricultural	-

Total	$10,544

The following is a summary of non-accrual loans at December 31, 2011:

Amount
Real Estate Secured
Residential 1-4 Family	$4,065
Multifamily	646
Construction and Land Loans	1,846
Commercial-Owner Occupied	6,069
Commercial- Non Owner Occupied	4,871
Second Mortgages	492
Equity Lines of Credit	-
Farmland	630
Secured (other) and Unsecured
Personal	94
Commercial	630
Agricultural	2

Total	$19,345

Credit Risk Profile by Internally Assigned Grade
The following tables represent a summary of credit quality indicators of the Bank's loan portfolio at December 31, 2012 and December 31, 2011. The grades are assigned and or modified by the Company's credit review and credit analysis departments based on the creditworthiness of the borrower and the overall strength of the loan.

Credit Risk Profile by Internally Assigned Grade –December 31, 2012
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	34,201	994	1,001	3,768	5,016	1,168
Satisfactory	81,500	12,328	3,589	5,765	25,485	14,539
Acceptable	35,202	2,731	6,078	6,059	19,683	11,048
Special Mention	4,481	890	9	1,698	5,686	2,353
Substandard	12,393	405	503	1,871	8,634	6,428
Doubtful	-	-	-	-	-	-

Total	$167,777	$17,348	$11,180	$19,161	$64,504	$35,536

Credit Risk Profile by Internally Assigned Grade –December 31, 2011
Grade (1)	Residential 1-4 Family	Multifamily	Farmland	Construction, Land Loans	Commercial Real Estate- Owner Occupied	Commercial Real Estate Non-Owner Occupied

Quality	37,509	1,220	1,104	4,108	6,119	1,604
Satisfactory	79,225	9,790	3,419	6,026	23,168	14,756
Acceptable	33,427	1,481	3,944	5,940	25,652	9,270
Special Mention	3,739	1,318	1,767	2,195	4,073	1,518
Substandard	15,127	1,566	1,973	5,026	12,355	9,341
Doubtful	-	-	-	-	-	-

Total	$169,027	$15,375	$12,207	$23,295	$71,367	$36,489

Credit Risk Profile based on payment activity
Credit Risk Profile based on payment activity – December 31, 2012

	Consumer - Non Real Estate	Equity Line of Credit /Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$22,599	$17,090	$31,401	$3,372
Nonperforming (>90 days past due)	56	495	526	-

Total	$22,655	$17,585	$31,927	$3,372

Credit Risk Profile based on payment activity - December 31, 2011

	Consumer - Non Real Estate	Equity Line of Credit / Jr. liens	Commercial - Non Real Estate	Agricultural - Non Real Estate

Performing	$23,897	$20,855	$31,777	$2,782
Nonperforming (>90 days past due)	134	518	630	2

Total	$24,031	$21,373	$32,407	$2,784

Impaired loans
The following tables reflect the Bank's impaired loans at December 31, 2012 and December 31, 2011:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$6,559	$6,559	$-	$7,797	$237
Equity lines of credit	-	-	-	-	-
Multifamily	-	-	-	460	-
Farmland	299	299	-	291	15
Construction, Land Development, Other Land Loans	1,660	1,730	-	2,074	40
Commercial Real Estate- Owner Occupied	5,010	5,010	-	7,083	138
Commercial Real Estate- Non Owner Occupied	3,432	3,432	-	4,146	136
Second Mortgages	321	321	-	456	14
Non Real Estate Secured
Personal	9	9	-	20	1
Commercial	68	68	-	1,257	5
Agricultural	20	20	-	10	1

Total	$17,378	$17,448	$-	$23,594	$587

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/12 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$4,486	$4,486	$491	$4,146	$165
Equity lines of credit	-	-	-	-	-
Multifamily	405	405	5	526	17
Farmland	203	203	2	255	13
Construction, Land Development, Other Land Loans	-	-	-	1,269	-
Commercial Real Estate- Owner Occupied	2,698	2,698	369	2,342	15
Commercial Real Estate- Non Owner Occupied	2,995	2,995	494	3,739	88
Second Mortgages	-	-	-	54	-
Non Real Estate Secured
Personal	22	22	1	48	2
Commercial	658	658	585	757	15
Agricultural	716	735	232	358	68

Total	$12,183	$12,202	$2,179	$13,494	$383

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With no Related Allowance
Real Estate Secured
Residential 1-4 family	$9,034	$9,342	$-	$8,243	$285
Equity lines of credit	-	-	-	-	-
Multifamily	920	920	-	480	63
Farmland	283	283	-	529	16
Construction, Land Development, Other Land Loans	2,487	2,487	-	3,170	108
Commercial Real Estate- Owner Occupied	9,155	9,155	-	7,327	187
Commercial Real Estate- Non Owner Occupied	4,859	4,859	-	4,183	143
Second Mortgages	591	591	-	646	6
Non Real Estate Secured
Personal	30	30	-	26	3
Commercial	2,446	3,115	-	1,856	64
Agricultural	-	-	-	-	-

Total	$29,805	$30,782	$-	$26,460	$875

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
12/31/11 With an Allowance Recorded
Real Estate Secured
Residential 1-4 family	$3,806	$3,840	$571	$4,161	$132
Equity lines of credit	-	-	-	-	-
Multifamily	646	866	201	1,139	11
Farmland	307	307	38	309	11
Construction, Land Development, Other Land Loans	2,538	2,538	606	4,787	80
Commercial Real Estate- Owner Occupied	1,986	2,086	323	3,132	11
Commercial Real Estate- Non Owner Occupied	4,482	4,482	343	4,758	54
Second Mortgages	108	108	10	138	4
Non Real Estate Secured
Personal	74	74	41	62	4
Commercial	856	856	675	1,494	22
Agricultural	-	-	-	14	-

Total	$14,803	$15,157	$2,808	$19,994	$329

Troubled debt restructurings
The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2012.

Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	1	729	729
Equity lines of credit
Multifamily
Farmland	1	137	137
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	1	83	83
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	949	949

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	12	1,732	1,724
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	2	4,557	4,501
Commercial Real Estate- Non Owner Occupied	5	9,470	9,383
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	19	15,759	15,608

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily	1	411	407
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	732	725
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer	1	28	28
Business Commercial
Agricultural	1	129	129

Total	4	1,300	1,289

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	26	18,008	17,846

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Interest Only)	1	729	729
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Interest Only)	1	84	84
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	2	813	813

The following is a summary of troubled debt restructurings occurring during the twelve months ended December 31, 2011.
Troubled Debt Restructurings Interest only	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family
Equity lines of credit
Multifamily
Farmland	1	152	152
Construction, Land Development, Other Land Loans	1	1,364	834
Commercial Real Estate- Owner Occupied	4	1,418	1,418
Commercial Real Estate- Non Owner Occupied
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	992	992
Agricultural	1	129	129

Total	8	4,055	3,525

Troubled Debt Restructurings Below Market Rate	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	14	1,412	1,410
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans
Commercial Real Estate- Owner Occupied	1	574	574
Commercial Real Estate- Non Owner Occupied	2	4,764	4,753
Second Mortgages
Non Real Estate Secured
Personal / Consumer
Business Commercial	1	436	432
Agricultural

Total	18	7,186	7,169

Troubled Debt Restructurings Loan term extension	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family	4	1,860	1,851
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans	1	317	317
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages	2	510	510
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural	2	670	651

Total	9	3,357	3,329

Troubled Debt Restructurings All	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment
Total Restructurings	35	14,598	14,023

Troubled Debt Restructurings That subsequently defaulted	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Recorded Investment

Residential 1-4 family (Loan Term Extension)	1	385	383
Equity lines of credit
Multifamily
Farmland
Construction, Land Development, Other Land Loans ( Interest Only)	1	1,364	834
Commercial Real Estate- Owner Occupied
Commercial Real Estate- Non Owner Occupied
Second Mortgages (Loan Term Extension)	1	426	426
Non Real Estate Secured
Personal / Consumer
Business Commercial
Agricultural

Total	3	2,175	1,643

Allowance for loan losses and the recorded investment in loans by loan category
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by loan category and is segregated by impairment evaluation method as of December 31, 2012 and December 31, 2011.

Twelve months ended December 31, 2012	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Provision for Credit Losses	47	49	(858)	511	856	(123)	(16)	(237)	101	356	272	958
Charge-offs	584	246	518	686	183	90	23	4	453	594	-	3,381
Recoveries	(161)	-	(453)	(5)	(2)	(3)	-	(2)	(74)	(148)	-	(848)
Net Charge-offs	423	246	65	681	181	87	23	2	379	446	-	2,533
Ending Balance December 31, 2012	1,242	280	823	1,039	1,075	161	30	97	486	1,530	686	7,449
Ending Balance: Individually evaluated for impairment	491	5	-	369	494	-	-	2	1	817	-	2,179
Ending Balance: Collectively Evaluated for Impairment	751	275	823	670	581	161	30	95	485	713	686	5,270
Loans:
Ending Balance: Individually Evaluated for Impairment	11,045	405	1,660	7,708	6,427	321	-	502	328	1,462	-	29,858
Ending Balance: Collectively Evaluated for Impairment	156,732	16,943	17,501	56,796	29,109	8,977	8,287	10,678	22,327	33,837	-	361,187
Ending Balance: December 31, 2012	$167,777	$17,348	$19,161	$64,504	$35,536	$9,298	$8,287	$11,180	$22,655	$35,299	-	$391,045

Twelve months ended December 31, 2011	Residential 1-4 Family	Multifamily	Construction and Land Loans	Commercial Owner Occupied	Commercial Non-Owner Occupied	Second Mortgages	Equity Line of Credit	Farmland	Personal and Overdrafts	Commercial and Agricultural	Unallocated	Total
Allowance for Credit Losses:
Beginning Balance December 31, 2010	$1,521	$229	$2,155	$504	$1,353	$323	$83	$229	$516	$2,185	$1,222	10,320
Provision for Credit Losses	1,049	494	1,395	1,222	(677)	389	11	359	764	450	(808)	4,648
Charge-offs	971	246	1,857	517	276	351	25	272	585	1,032	-	6,132
Recoveries	(19)	-	(53)	-	-	(10)	-	(20)	(69)	(17)	-	(188)
Net Charge-offs	952	246	1,804	517	276	341	25	252	516	1,015	-	5,944
Ending Balance December 31, 2011	1,618	477	1,746	1,209	400	371	69	336	764	1,620	414	9,024
Ending Balance: Individually evaluated for impairment	571	201	606	323	343	10	-	38	41	675	-	2808
Ending Balance: Collectively Evaluated for Impairment	1,047	276	1,140	886	57	361	69	298	723	945	414	6216
Loans:
Ending Balance: Individually Evaluated for Impairment	15,553	1,566	6,542	12,355	9,341	726	-	1,309	625	2,986	-	51,003
Ending Balance: Collectively Evaluated for Impairment	153,474	13,809	16,753	59,012	27,148	11,521	9,126	10,898	23,406	32,205	-	357,352
Ending Balance: December 31, 2011	$169,027	$15,375	$23,295	$71,367	$36,489	$12,247	$9,126	$12,207	$24,031	$35,191	-	$408,355